REDEEMABLE CONVERTIBLE PREFERRED STOCK	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
REDEEMABLE CONVERTIBLE PREFERRED STOCK
REDEEMABLE CONVERTIBLE PREFERRED STOCK

Note 9 - Redeemable Convertible Preferred Stock

No redeemable convertible preferred stock was issued, converted, or redeemed during the three months ended March 31, 2026. Total carrying value remains $249,652. Terms and rights are unchanged from the audited annual consolidated financial statements for the year ended December 31, 2025.

NOTE 8 - REDEEMABLE CONVERTIBLE PREFERRED STOCK

The Company’s Series A-1 redeemable convertible preferred stock (“Series A-1”), Series A-2 redeemable convertible preferred stock (“Series A-2”), Series B-1, redeemable convertible preferred stock (“Series B-1”), Series C-1 redeemable convertible preferred stock (“Series C-1”), Series C-2 redeemable convertible preferred stock (“Series C-2”) and Series D redeemable convertible preferred stock (“Series D”) are collectively referred to as “Preferred Stock.” The holders of Series A-1, Series A-2, Series B-1, Series C-1, Series C-2 and Series D are collectively referred to as “Preferred Stockholders.” The carrying value of Series A-1, Series A-2, and Series B-1 was adjusted in 2019 to reflect the historical distribution of net assets to existing shareholders at that time.

As of December 31, 2025, and 2024, Preferred Stock consisted of the following:

		Common
		Stock Issuable
	Liquidation Value	Upon Conversion
	(In thousands)
Series A-1	$3,000	1,234,568
Series A-2	6,000	2,362,204
Series B-1	22,166	2,718,539
Series C-1	28,423	3,570,724
Series C-2	26,857	2,513,698
Series D	202,385	5,950,204
Total	$288,831	18,349,937

Significant terms of the Preferred Stock are as follows:

Voting Rights

The Preferred Stockholders have the right to one vote for each share of common stock into which their Preferred Stock could convert.

Dividends

In the event the Company declares, pays, or sets aside any dividends on shares of any class of capital stock of the Company, other than dividends on shares of common stock payable in shares of common stock, the holders of the Series D shall be first entitled to receive a dividend on each outstanding share, before the holders of Series A-1, Series A-2, Series B-1, Series C-1, and Series C-2 Preferred Stock. Dividends are not cumulative.

In the case of a dividend on common stock or any class of stock that is convertible into common stock, the Preferred Stock dividend per share would equal the product of the dividend payable on each share of stock determined and the number of shares of common stock issuable upon conversion of a share of Preferred Stock. In the case of a dividend on any class that is not convertible to common stock, the Preferred Stock dividend per share would be determined by dividing the amount of the dividend payable on each share of capital stock by the original issuance price of such stock and multiplying that fraction by an amount equal to the Preferred Stock original issue price. The dividend payable to the Preferred Stockholders shall be based on the formula which would result in the highest Preferred Stock dividend. No dividends have been declared or paid by the Company.

Liquidation Preference

In the event of any liquidation, dissolution or winding up of the Company, the Preferred Stockholders shall be entitled to be paid out an amount per share equal to the greater of (i) the original issuance price of the Preferred Stock, plus any dividends declared but unpaid thereon, or (ii) such amount per share as would have been payable had all shares of Preferred Stock been converted into common stock. If insufficient assets and funds are available to permit payment to the Preferred Stockholders of the full amount, then all available assets and funds shall be distributed to the holders of Series D on a pro rata basis, and thereafter, among the holders of Series C-2, Series C-1, Series B-1, Series A-2 and Series A-1, on a pro rata basis, and then common stock.

After payment in full to the Preferred Stockholders, the holders of common stock shall be entitled to be paid out of the assets of the Company available for distribution on a pro rata basis based on the number of shares held.

Conversion Rights

Each share of Preferred Stock is convertible at any time at the option of the holder into common stock. Each share shall be converted into such a number of shares of common stock as is determined by dividing the respective original issuance price by the conversion price in effect at the time of the conversion. As of December 31, 2022, and December 31, 2021, the Series A-1, Series A-2, Series B-1, Series C-1, Series C-2, and Series D (with issuances in 2022 and 2021) original issuance and conversion price is $2.43, $2.54, $8.15362, $7.96, $10.6842, and $34.0131 per share, respectively. As such, the shares of Preferred Stock convert on a one-for-one basis.

Conversion is mandatory at the earlier of the closing price of a qualified initial public offering of the Company’s common stock at a price of at least $68.0262 per share, resulting in at least $200,000 of proceeds, or the closing of a SPAC transaction, or the closing of a direct listing with a reference initial trading price announced on the Nasdaq Stock Market’s National Market, the New York Stock Exchange or another exchange or marketplace approved by the board of directors of the Company (the “Board of Directors”) prior to such listing equal to or greater than $68.0262 per share, or at the election of the majority holders of the outstanding shares of Preferred Stock.